Description of Business and Summary of Significant Accounting Policies Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
Cash, cash equivalents and restricted cash are included in the following line items on the consolidated balance sheets:

(dollars in millions)			Increase/
At December 31,	2017	2016	(Decrease)
Cash and cash equivalents	$2,079	$2,880	$(801)
Restricted cash:
Prepaid expenses and other	693	236	457
Other assets	116	61	55
Cash, cash equivalents and restricted cash	$2,888	$3,177	$(289)

Schedule of Cash and Cash Equivalents [Table Text Block]
Cash, cash equivalents and restricted cash are included in the following line items on the consolidated balance sheets:

(dollars in millions)			Increase/
At December 31,	2017	2016	(Decrease)
Cash and cash equivalents	$2,079	$2,880	$(801)
Restricted cash:
Prepaid expenses and other	693	236	457
Other assets	116	61	55
Cash, cash equivalents and restricted cash	$2,888	$3,177	$(289)